RESTATEMENT (Details) - USD ($)	Nov. 30, 2015	Feb. 28, 2015	Feb. 28, 2014
Deferred financing fees	$ 419,642
Common stock	8,679	$ 8,500	$ 8,500
Additional paid in capital	$ 419,463
Common stock shares issued	8,678,571	8,500,000	8,500,000
As Reported [Member]
Deferred financing fees
Common stock	$ 8,500
Additional paid in capital	$ 398,486
Common stock shares issued	8,500,000
Net Change [Member]
Deferred financing fees	$ 419,642
Common stock	179
Additional paid in capital	$ 419,463
Common stock shares issued	178,571
As Restated [Member]
Deferred financing fees	$ 419,642
Common stock	8,679
Additional paid in capital	$ 817,949
Common stock shares issued	8,678,571